CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUES	$ 5,069	$ 1,921	$ 43,230
COST OF GOODS SOLD	4,867	1,826	41,213
GROSS PROFIT	202	95	2,017
OPERATING EXPENSES:
Selling expenses	55	131	297
General and administrative expenses	4,115	1,498	3,069
Total operating expenses	4,170	1,629	3,366
LOSS FROM OPERATIONS	(3,968)	(1,534)	(1,349)
OTHER INCOME (EXPENSES):
Interest income	121	220	338
Interest expense	(15)	(57)	(304)
Other income (expense), net		(8)	319
Loss on change in fair value of convertible notes	(1,500)	(1,041)
Change in fair value of warrant derivative liability		2	19
Total other income (expenses), net	(1,394)	(884)	372
(LOSS) INCOME BEFORE PROVISION FOR INCOME TAXES	(5,362)	(2,418)	(977)
INCOME TAX BENEFIT (EXPENSE)	315		(1,311)
NET LOSS	(5,047)	(2,418)	(2,288)
OTHER COMPREHENSIVE LOSS:
Foreign currency translation adjustment	(2,431)	(5,258)	(36)
Realization of foreign currency translation gain relating to disposal of a subsidiary			(805)
COMPREHENSIVE LOSS	$ (7,478)	$ (7,676)	$ (3,129)
LOSS PER SHARE:
Basic	$ (0.68)	$ (0.55)	$ (0.53)
Diluted	$ (0.68)	$ (0.55)	$ (0.53)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic	7,422,208	4,400,298	4,351,517
Diluted	7,422,208	4,400,298	4,351,517